Property and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 7 — Property and equipment, net

Property and equipment consisted of the following:

	As of March 31,
	2024	2025
	HKD	HKD	US$
Leasehold improvements	$154,912	$154,912	$19,912
Furniture and office equipment	143,656	172,565	22,181
Computer software	2,480,000	2,480,000	318,770
Subtotal	2,778,568	2,807,477	360,863
Less: accumulated depreciation	(2,770,436)	(2,773,539)	(356,501)
Total	$8,132	$33,938	$4,362

Depreciation expense for the years ended March 31, 2023, 2024 and 2025 amounted to HKD 1,387, HKD 2,380 and HKD 3,103 (US$399), respectively.